SHARE-BASED PAYMENTS - Common Stock Warrants - General Information (Details)		1 Months Ended			9 Months Ended	12 Months Ended
	May 13, 2021 $ / shares shares	Jul. 31, 2021 USD ($) shares	May 31, 2021 USD ($) shares	Apr. 30, 2021 $ / shares shares	Sep. 30, 2021	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued		355,000	31,881
Warrants value | $		$ 1,622,350	$ 145,696
Fair value of the warrants | $						$ 18,223	$ 6,265
Change in fair value | $						$ 11,958	$ (2,353)
Expected Volatility
Class of Warrant or Right [Line Items]
Floor volatility rate (in percentage)						100
Common stock warrants
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued							493,462
Warrants exercise price | $ / shares							$ 2.50
Warrants value | $							$ 184,191
Warrants and Rights Outstanding, Term							10 years
Common stock warrants | Initial Public Offering
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued	120,482					2,409,639
Warrants exercise price | $ / shares	$ 5.19					$ 4.57
Percentage of warrants exercise price					110.00%
Warrants expiration term	5 years					5 years
Common stock warrants | Over-allotment option
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued						361,445
Common stock warrants | Convertible Debt 2020 Regulation D Offering
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued						512
Warrants exercise price | $ / shares						$ 2.50
Common Stock Warrants, Venture Debt Lender
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued				120,482
Warrants exercise price | $ / shares				$ 4.15
Common Stock Warrants, Funding Platform, Preferred Stock Raise
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued							2,603
Warrants exercise price | $ / shares						$ 8.28	$ 8.28
Warrants and Rights Outstanding, Term						5 years